Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Agreement	Dec. 31, 2012 Agreement	May 14, 2013	Jun. 27, 2011
Derivatives And Hedging Activities [Line Items]
Number of interest rate swap agreements	2	2
Notional amount of borrowings		$ 73.0		$ 73.0
Interest rate derivatives fixed interest rate			3.878%	3.878%
Nominal gain related to credit agreement		0.1
Interest rate swap termination date	May 14, 2013
Maximum [Member]
Derivatives And Hedging Activities [Line Items]
Fair value of the interest rate swap liability		$ 0.1